SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the useful life of the asset

SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2025	2024	2023
Net loss	12,103	11,138	18,410
Basic and diluted loss per Ordinary Share (in USD)	(0.12)	(0.14)	(0.42)
Basic and diluted loss per ADS (in USD) (*)	(10.8)	(12.6)	(37.8)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands (**)	100,748	66,657	47,336
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands (*)	1,119	741	526

(*)	On April 21, 2023, the Company changed the ratio of its ADSs to its Ordinary Shares from the former ADS ratio of one (1) ADSs to five (5) Ordinary Shares, to a new ADS ratio of one (1) ADS to thirty (30) Ordinary Shares. On February 26, 2026, the Company changed the ratio of its ADSs to its Ordinary Shares from the former ADS Ratio of one (1) ADSs to thirty (30) Ordinary Shares, to a new ADS ratio of one (1) ADS to ninety (90) Ordinary Shares. For all the periods presented, basic and diluted, loss per ADS has been retrospectively adjusted.

(**)	All share and per-share amounts have been retrospectively adjusted to reflect the 1:7 reverse share split effected On August 15, 2025